Basic and Diluted Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Basic and Diluted Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Ordinary Share	The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary share:
	Six months ended June 30,
	2023	2024
	Unaudited
Numerator:
Net loss	$16,880	$15,350
Denominator:
Weighted-average shares used in computing net loss per Ordinary share, basic and diluted	69,262,381	69,789,717

Net loss per Ordinary share, basic and diluted	$0.24	$0.22